                 SUPPLEMENT TO THE COMMON CLASS PROSPECTUS AND
                      STATEMENT OF ADDITIONAL INFORMATION

                    CREDIT SUISSE CAPITAL APPRECIATION FUND

The following information supersedes certain information in the fund's Common Class Prospectus and Statement of Additional Information.

As of April 1, 2002, Susan Black will assume the role of Senior Adviser to CSAM. While she and Jeffrey T. Rose continue as Co-Portfolio Managers of the fund, Mr. Rose will manage the fund day-to-day.

Dated: March 12, 2002                                              WPUSL-16-0302

      SUPPLEMENT TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

                    CREDIT SUISSE CAPITAL APPRECIATION FUND

The following information supersedes certain information in the fund's Prospectus and Statement of Additional Information.

As of April 1, 2002, Susan Black will assume the role of Senior Adviser to CSAM. While she and Jeffrey T. Rose continue as Co-Portfolio Managers of the fund, Mr. Rose will manage the fund day-to-day.

Dated: March 12, 2002                                              CSCAL-16-0302

                 SUPPLEMENT TO THE ADVISOR CLASS PROSPECTUS AND
                      STATEMENT OF ADDITIONAL INFORMATION

                    CREDIT SUISSE CAPITAL APPRECIATION FUND

The following information supersedes certain information in the fund's Advisor Class Prospectus and Statement of Additional Information.

As of April 1, 2002, Susan Black will assume the role of Senior Adviser to CSAM. While she and Jeffrey T. Rose continue as Co-Portfolio Managers of the fund, Mr. Rose will manage the fund day-to-day.

Dated: March 12, 2002                                              ADCAP-16-0302